Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Core Equity VIP

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 10.1%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	11,413	678,959
Entertainment 3.7%
Activision Blizzard, Inc.	9,370	758,501
Netflix, Inc.*	1,298	649,039
Roku, Inc.*	8,072	1,523,994
Spotify Technology SA*	3,110	754,393
		3,685,927
Interactive Media & Services 3.8%
Alphabet, Inc. "A"*	1,152	1,688,371
Alphabet, Inc. "C"*	1,390	2,042,744
TripAdvisor, Inc.	1,953	38,260
		3,769,375
Media 0.1%
Interpublic Group of Companies, Inc.	3,414	56,911
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	16,083	1,839,252
Consumer Discretionary 12.8%
Auto Components 0.9%
Gentex Corp.	34,751	894,838
Hotels, Restaurants & Leisure 1.9%
Choice Hotels International, Inc.	6,466	555,817
Wyndham Hotels & Resorts, Inc.	16,994	858,197
Yum China Holdings, Inc.	9,525	504,349
		1,918,363
Household Durables 2.5%
D.R. Horton, Inc.	24,392	1,844,767
PulteGroup, Inc.	12,841	594,410
		2,439,177
Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc.*	1,975	6,218,742
Specialty Retail 0.8%
Best Buy Co., Inc.	4,196	466,973
Carvana Co.*	1,717	382,994
		849,967
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	3,229	405,368
Consumer Staples 6.0%
Beverages 2.8%
Coca-Cola Co.	10,926	539,417
Molson Coors Beverage Co. "B"	11,758	394,598
PepsiCo, Inc.	13,103	1,816,076
		2,750,091
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	3,619	1,284,745
Kroger Co.	7,070	239,744
U.S. Foods Holding Corp.*	3,356	74,570
Walmart, Inc.	4,814	673,527
		2,272,586
Personal Products 0.8%
Herbalife Nutrition Ltd.*	17,368	810,217
Tobacco 0.1%
Altria Group, Inc.	3,534	136,554
Energy 2.0%
Energy Equipment & Services 0.4%
Baker Hughes Co.	23,312	309,817
National Oilwell Varco, Inc.	1,902	17,232
		327,049
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc.*	15,981	739,441
Concho Resources, Inc.	990	43,679
Hess Corp.	7,028	287,656
Marathon Petroleum Corp.	16,275	477,508
Targa Resources Corp.	3,969	55,685
		1,603,969
Financials 8.5%
Banks 2.5%
Bank of America Corp.	27,444	661,126
JPMorgan Chase & Co.	16,299	1,569,105
Popular, Inc.	8,378	303,870
		2,534,101
Capital Markets 3.6%
Ameriprise Financial, Inc.	5,999	924,506
Ares Capital Corp.	17,524	244,460
Carlyle Group, Inc.	19,279	475,613
Intercontinental Exchange, Inc.	2,579	258,029
MSCI, Inc.	2,966	1,058,209
The Goldman Sachs Group, Inc.	1,864	374,608
Tradeweb Markets, Inc. "A"	3,814	221,212
		3,556,637
Insurance 2.4%
American International Group, Inc.	2,720	74,882
Arthur J. Gallagher & Co.	6,494	685,636
Everest Re Group Ltd.	1,810	357,547
MetLife, Inc.	21,480	798,412
Progressive Corp.	4,478	423,932
		2,340,409
Health Care 14.1%
Biotechnology 4.3%
Alexion Pharmaceuticals, Inc.*	8,086	925,281
Amgen, Inc.	8,488	2,157,310
Biogen, Inc.*	1,723	488,781
Gilead Sciences, Inc.	8,354	527,889
Neurocrine Biosciences, Inc.*	1,864	179,242
		4,278,503
Health Care Equipment & Supplies 0.2%
Hill-Rom Holdings, Inc.	2,644	220,801
Health Care Providers & Services 5.2%
Anthem, Inc.	4,003	1,075,166
Centene Corp.*	11,368	663,095
DaVita, Inc.*	12,441	1,065,571
Guardant Health, Inc.*	7,305	816,553
HCA Healthcare, Inc.	6,704	835,855
Molina Healthcare, Inc.*	2,498	457,234
Premier, Inc. "A"	8,184	268,681
		5,182,155
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	15,395	928,164
Johnson & Johnson	3,262	485,647
Merck & Co., Inc.	16,368	1,357,726
Pfizer, Inc.	31,056	1,139,755
Zoetis, Inc.	2,409	398,376
		4,309,668
Industrials 8.9%
Aerospace & Defense 2.6%
Howmet Aerospace, Inc.	20,663	345,485
L3Harris Technologies, Inc.	3,519	597,667
Lockheed Martin Corp.	3,271	1,253,709
Teledyne Technologies, Inc.*	1,138	353,019
		2,549,880
Building Products 0.8%
Owens Corning	12,125	834,321
Commercial Services & Supplies 1.8%
Republic Services, Inc.	2,892	269,968
Waste Management, Inc.	13,551	1,533,567
		1,803,535
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,580	260,084
Machinery 1.6%
AGCO Corp.	2,045	151,882
Allison Transmission Holdings, Inc.	6,515	228,937
Cummins, Inc.	1,311	276,831
Ingersoll Rand, Inc.*	8,819	313,956
Parker-Hannifin Corp.	3,285	664,687
		1,636,293
Professional Services 0.5%
Equifax, Inc.	3,215	504,434
Road & Rail 1.3%
Norfolk Southern Corp.	2,509	536,901
Union Pacific Corp.	3,790	746,137
		1,283,038
Information Technology 28.6%
IT Services 3.7%
Gartner, Inc.*	7,100	887,145
Visa, Inc. "A" (a)	14,168	2,833,175
		3,720,320
Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	22,100	1,144,338
NVIDIA Corp.	625	338,263
QUALCOMM., Inc.	13,827	1,627,161
Teradyne, Inc.	16,295	1,294,801
		4,404,563
Software 12.3%
ANSYS, Inc.*	893	292,216
Cadence Design Systems, Inc.*	2,417	257,725
Citrix Systems, Inc.	1,997	275,007
Intuit, Inc.	777	253,465
Microsoft Corp.	32,367	6,807,751
Oracle Corp.	36,975	2,207,408
salesforce.com, Inc.*	1,617	406,384
Slack Technologies, Inc. "A"* (a)	23,821	639,832
Splunk, Inc.*	4,210	792,027
Synopsys, Inc.*	1,211	259,130
		12,190,945
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	69,879	8,092,687
Materials 2.4%
Chemicals 0.9%
Air Products & Chemicals, Inc.	1,725	513,809
Westlake Chemical Corp.	6,569	415,292
		929,101
Containers & Packaging 0.5%
International Paper Co.	5,835	236,551
Sonoco Products Co.	4,367	223,023
		459,574
Metals & Mining 1.0%
Arconic Corp.*	25,751	490,556
Steel Dynamics, Inc.	18,030	516,199
		1,006,755
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	4,113	614,235
Digital Realty Trust, Inc.	4,652	682,728
Iron Mountain, Inc. (a)	18,746	502,205
Prologis, Inc.	10,381	1,044,536
Public Storage	1,052	234,302
		3,078,006
Utilities 2.5%
Electric Utilities 0.1%
Evergy, Inc.	508	25,817
Pinnacle West Capital Corp.	941	70,151
		95,968
Gas Utilities 0.3%
UGI Corp.	9,736	321,093
Multi-Utilities 1.2%
Dominion Energy, Inc.	4,637	365,998
Public Service Enterprise Group, Inc.	3,684	202,289
WEC Energy Group, Inc.	5,822	564,152
		1,132,439
Water Utilities 0.9%
American Water Works Co., Inc.	6,261	907,094
Total Common Stocks (Cost $64,231,832)		98,289,749
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $3,673,308)	3,673,308	3,673,308
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $1,405,546)	1,405,546	1,405,546
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,310,686)	104.1	103,368,603
Other Assets and Liabilities, Net	(4.1)	(4,048,377)
Net Assets	100.0	99,320,226

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (b) (c)
1,076,250	2,597,058 (d)	—	—	—	1,211	—	3,673,308	3,673,308
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.09% (b)
568,188	11,741,517	10,904,159	—	—	2,912	—	1,405,546	1,405,546
1,644,438	14,338,575	10,904,159	—	—	4,123	—	5,078,854	5,078,854

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $3,601,175, which is 3.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$98,289,749	$—	$—	$98,289,749
Short-Term Investments (e)	5,078,854	—	—	5,078,854
Total	$103,368,603	$—	$—	$103,368,603

(e)	See Investment Portfolio for additional detailed categorizations.